Prepaid Expenses and Other Current Assets	12 Months Ended
Jun. 30, 2022
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of June 30, 2022 and 2021, prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2022	2021
Deferred costs (1)	$783,798	$2,331,826
Deferred offering costs	-	1,197,177
Other receivables	36,559	51,912
	820,357	3,580,915
Allowance for doubtful accounts (2)	(14,930)	(27,887)
	$805,427	$3,553,028

(1)

Deferred costs represent the costs incurred to fulfill a contract with a customer which relates directly to a contract that the Company can specifically identify, generate, or enhance resources of the Company that will be used in satisfying performance obligations in the future as well as are expected to be recovered.

As of June 30, 2021, deferred costs primarily consisted of costs paid by the Company in advance to various vendors for the events and performances carried out subsequently in July and August 2021.

As of June 30, 2022, deferred costs primarily consisted of costs paid by the Company in advance to various vendors for the events and performances to be carried out subsequently in July and December 2022.

(2)	The Company recorded bad debt expenses of $nil, $27,887, and negative $12,407 for other receivables for the years ended June 30, 2020, 2021, and 2022, respectively.